Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Legal Proceedings
From time to time the Company is a party, as plaintiff or defendant, to lawsuits in various jurisdictions in the ordinary course of business or in connection with its acquisition or disposal activities. The Company's best estimate of the outcome of the various disputes has been reflected in these financial statements as of December 31, 2016.
West Leo
The Company received notification of a force majeure occurrence on October 1, 2016 in respect of the West Leo which was operating for Tullow Ghana Limited ("Tullow") in Ghana. The Company filed a claim in the English High Court formally disputing the occurrence of force majeure and seeking declaratory relief from the High Court. Tullow subsequently terminated the drilling contract on December 1, 2016 for (a) 60-days claimed force majeure, or (b) in the alternative, frustration of contract, or (c) in the further alternative, for convenience. The Company does not accept that the contract has been terminated by the occurrence of force majeure under the terms of the drilling contract and/or that the contract has been discharged by frustration.  Accordingly, the Company’s claim in the English High Court was amended to reflect this. In the event of termination for convenience, the Company is entitled to an early termination fee of 60% of the remaining contract backlog, subject to an upward or downward adjustment depending on the work secured for the West Leo over the remainder of the contract term, plus other direct costs incurred as a result of the early termination. The total amount we are seeking to recover is $277.0 million plus interest.
Patent infringement
In January 2015, a subsidiary of Transocean Ltd. filed suit against certain of our subsidiaries for patent infringement. The suit alleges that two of our drilling rigs that operate in the U.S. Gulf of Mexico violated Transocean patents relating to dual-activity drilling. In the same year, we challenged the validity of the patents via the Inter Parties Review process within the U.S. Patent and Trademark Office which ultimately stayed the litigation. The IPR board held in March 2017 that the patents were valid. Despite this finding, we do not believe that our rigs infringe the Transocean patents, which have now expired, and we continue to defend ourselves vigorously against this suit. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position. We have not previously recognized any related loss contingency in our Consolidated Financial Statements as of December 31, 2016 as we do not believe the loss to be probable.
The Company is not aware of any other legal proceedings or claims that the Company believes will have, individually or in the aggregate, a material adverse effect on the Company.
Pledged Assets
The book value of assets pledged under senior secured credit facilities, rig facilities and loan facilities at December 31, 2016 and 2015 was $5,340.2 million, and $5,546.1 million, respectively. Refer to Note 11 "Debt" for more information.
Purchase Commitments
At December 31, 2016 and 2015 the Company had no contractual purchase commitments.